Accounts Payable (Details) - Schedule of accounts payable - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Schedule of accounts payable [Abstract]
Transaction expenses payable	$ 3,988,637	$ 485,735
Insurance payable to accrue	753,929
Accounts payable with related parties	622,580	385,508
Accruals		190,843
Other accounts payable	492,256	164,127
Accounts payable	$ 5,857,402	$ 1,226,213